CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Millions		Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss
Balance (in shares) at Dec. 31, 2016	[1]		56,800,000
Beginning balance at Dec. 31, 2016	[1]	$ 2,517.7	$ 0.6	$ 2,071.9	$ 546.5		$ (101.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(279.5)			(279.5)
Other comprehensive income		39.8					39.8
Treasury stock repurchases (in shares)			(600,000)			(600,000)
Treasury stock repurchases		(28.7)				$ (28.7)
Equity awards exercised (in shares)			400,000
Equity awards exercised		5.1		5.1
Stock-based compensation		30.0		30.0
Balance (in shares) at Dec. 31, 2017			57,200,000			(600,000)
Ending balance at Dec. 31, 2017		2,284.4	$ 0.6	2,107.0	267.0	$ (28.7)	(61.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(64.4)			(64.4)
Other comprehensive income		(34.5)					(34.5)
Treasury stock repurchases (in shares)			(1,200,000)			(1,200,000)
Treasury stock repurchases		(54.6)				$ (54.6)
Equity awards exercised (in shares)			600,000
Equity awards exercised		(3.6)		(3.6)
Stock-based compensation		32.4		32.4
Balance (in shares) at Dec. 31, 2018			57,800,000			(1,800,000)
Ending balance at Dec. 31, 2018		2,160.0	$ 0.6	2,135.8	204.0	$ (83.3)	(97.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(361.0)			(361.0)
Other comprehensive income		13.1					13.1
Treasury stock repurchases (in shares)			0
Equity awards exercised (in shares)			200,000
Equity awards exercised		(5.0)		(5.0)
Stock-based compensation		23.8		23.8
Balance (in shares) at Dec. 31, 2019			58,000,000.0			(1,800,000)
Ending balance at Dec. 31, 2019		$ 1,830.9	$ 0.6	$ 2,154.6	$ (157.0)	$ (83.3)	$ (84.0)

[1]
(1)
The retained earnings balance has been revised from the amounts previously reported as a result of the change in Pickles inventory valuation method from LIFO to FIFO. Refer to Note 7 for additional information.